Provisions recognized under IAS 37 (Detail 1) - CHF (SFr) SFr in Millions		3 Months Ended
		Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period		SFr 2,893
Increase in provisions recognized in the income statement		192
Release of provisions recognized in the income statement		(40)
Provisions used in conformity with designated purpose		(141)
Capitalized reinstatement costs		(2)
Foreign currency translation / unwind of discount		71
Balance at the end of period		2,973
Personnel related restructuring provisions		44	SFr 41	SFr 54
Personnel related provisions for onerous lease contracts		183	212	235
Real estate related reinstatement costs for leasehold improvements		84	86	86
Real estate related provisions for onerous lease contracts		39	SFr 40	SFr 39
Operational risks
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	[1]	41
Increase in provisions recognized in the income statement	[1]	5
Release of provisions recognized in the income statement	[1]	(1)
Provisions used in conformity with designated purpose	[1]	(4)
Capitalized reinstatement costs	[1]	0
Foreign currency translation / unwind of discount	[1]	0
Balance at the end of period	[1]	41
Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	[2],[3]	2,331
Increase in provisions recognized in the income statement	[2],[3]	154
Release of provisions recognized in the income statement	[2],[3]	(13)
Provisions used in conformity with designated purpose	[2],[3]	(94)
Capitalized reinstatement costs	[2]	0
Foreign currency translation / unwind of discount	[2],[3]	64
Balance at the end of period	[2],[3]	2,442
Restructuring
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period		257
Increase in provisions recognized in the income statement		30
Release of provisions recognized in the income statement		(25)
Provisions used in conformity with designated purpose		(37)
Capitalized reinstatement costs		0
Foreign currency translation / unwind of discount		6
Balance at the end of period	[4]	232
Real estate
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period		126
Increase in provisions recognized in the income statement		0
Release of provisions recognized in the income statement		0
Provisions used in conformity with designated purpose		(2)
Capitalized reinstatement costs		(2)
Foreign currency translation / unwind of discount		1
Balance at the end of period	[5]	123
Employee benefits
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	[6]	54
Increase in provisions recognized in the income statement	[6]	1
Release of provisions recognized in the income statement	[6]	(2)
Provisions used in conformity with designated purpose	[6]	0
Capitalized reinstatement costs	[6]	0
Foreign currency translation / unwind of discount	[6]	0
Balance at the end of period	[6]	53
Other
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period		83
Increase in provisions recognized in the income statement		2
Release of provisions recognized in the income statement		0
Provisions used in conformity with designated purpose		(4)
Capitalized reinstatement costs		0
Foreign currency translation / unwind of discount		0
Balance at the end of period		SFr 81

[1]	Comprises provisions for losses resulting from security risks and transaction processing risks.
[2]	Comprises provisions for losses resulting from legal, liability and compliance risks.
[3]
Provisions, if any, for the matters described in this Note are recorded in Global Wealth Management (item 3 and item 4), the Investment Bank (item 7) and Corporate Center – Non-core and Legacy Portfolio (item 2). Provisions, if any, for the matters described in items 1 and 6 of this Note are allocated between Global Wealth Management and Personal & Corporate Banking, and provisions, if any, for the matters described in this Note in item 5 are allocated between the Investment Bank, Corporate Center – Services and Corporate Center – Non-core and Legacy Portfolio.

[4]
Primarily consists of personnel-related restructuring provisions of CHF 44 million as of 30 June 2018 (31 March 2018: CHF 41 million, 31 December 2017: CHF 54 million) and provisions for onerous lease contracts of CHF 183 million as of 30 June 2018 (31 March 2018: CHF 212 million, 31 December 2017: CHF 235 million).

[5]
Consists of reinstatement costs for leasehold improvements of CHF 84 million as of 30 June 2018 (31 March 2018: CHF 86 million, 31 December 2017: CHF 86 million) and provisions for onerous lease contracts of CHF 39 million as of 30 June 2018 (31 March 2018: CHF 40 million, 31 December 2017: CHF 39 million).

[6]	Includes provisions for sabbatical and anniversary awards as well as provisions for severance that are not part of restructuring provisions.